One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

July 26, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Ohio National Variable Account A (1940 Act File No. 811-1978)

Initial Registration Statement on Form N-4

Ladies and Gentlemen:

Attached hereto is an initial Registration Statement on Form N-4 for ONcore Select. This Form N-4 is being filed to register a new contract. This filing is substantially similar to the current effective filing, previously reviewed by the staff, for File No: 333-171785, with the exception of mortality and expense risk fees, riders no longer available and other non-material updates.

The registrant is requesting selective review of the Form N-4 pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Second Vice President and Counsel